SHAREHOLDERS' DEFICIT (Details)			3 Months Ended
	May 01, 2025 shares	Nov. 12, 2024 USD ($) $ / shares shares	Mar. 31, 2026 Vote $ / shares shares	Dec. 31, 2025 $ / shares shares	May 02, 2025 shares
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized (in shares)			1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preference shares, shares outstanding (in shares)			0	0
Preference shares, shares issued (in shares			0	0
Post Business Combination Entity
SHAREHOLDERS' DEFICIT
Common stock conversion ratio			1
Issued and outstanding shares of public offering, percentage			20.00%
Number of voting right per share (in vote) | Vote			1
Minimum percentage of ordinary shares voted for appointments of Directors			50.00%
Minimum percentage of votes required to amends the provisions of Article			90.00%
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized (in shares)			200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Class A ordinary shares subject to redemption
SHAREHOLDERS' DEFICIT
Temporary shares, shares outstanding (in shares)			27,600,000	27,600,000
Class A ordinary shares not subject to redemption
SHAREHOLDERS' DEFICIT
Ordinary shares, shares issued (in shares)			0	0
Ordinary shares, outstanding (in shares)			0	0
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized (in shares)			20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)			6,900,000	6,900,000
Ordinary shares, outstanding (in shares)			6,900,000	6,900,000
Class B ordinary shares | Sponsor | Founder Shares
SHAREHOLDERS' DEFICIT
Number of share issued (in shares)	1,150,000	5,750,000
Ordinary shares, outstanding (in shares)	6,900,000
Aggregate capital contributions | $		$ 25,000
Price per unit | $ / shares		$ 0.004
Number of shares not subject to forfeiture by sponsor					900,000